Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premises and equipment
Buildings and improvements	SFr 1,107	SFr 1,425
Land	241	291
Leasehold improvements	1,722	1,775
Software	8,146	7,038
Equipment	1,806	1,874
Premises and equipment	13,022	12,403
Accumulated depreciation	(8,129)	(7,627)
Total premises and equipment, net	4,893	4,776
Depreciation and impairment
Depreciation	1,020	964	SFr 939
Impairment	21	10	3
Amortization and impairment on right-of-use assets	361	331	324
Right-of-use assets [Abstract]
Right-of-use assets	2,412	2,600
Premises, equipment and right-of-use assets	7,305	7,376
Bank
Premises and equipment
Buildings and improvements	1,084	1,403
Land	241	291
Leasehold improvements	1,578	1,634
Software	7,660	6,663
Equipment	1,004	1,128
Premises and equipment	11,567	11,119
Accumulated depreciation	(7,143)	(6,761)
Total premises and equipment, net	4,424	4,358
Depreciation and impairment
Depreciation	903	860	844
Impairment	20	10	3
Amortization and impairment on right-of-use assets	313	284	SFr 279
Right-of-use assets [Abstract]
Operating leases	1,716	1,855
Right-of-use assets	1,716	1,855
Premises, equipment and right-of-use assets	SFr 6,140	SFr 6,213